Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 117,992	$ 105,873
Raw and packaging materials	62,819	62,466
Work in progress	39,706	36,367
Other	6,152	5,733
Inventories	$ 226,669	$ 210,439